Capital Management	12 Months Ended
Dec. 31, 2022
Capital Management [Abstract]
Capital Management	CAPITAL MANAGEMENT
The capital of the Company consists of items included in the Company’s equity and loans and borrowings, net of cash and cash equivalents. The Company’s capital, as defined above, is summarized in the following table:

	December 31, 2022	December 31, 2021
Equity	$2,353,084	$2,585,345
Loans and borrowings	828,024	540,682
	3,181,108	3,126,027
Less: cash and cash equivalents	(200,769)	(305,498)
	$2,980,339	$2,820,529
32.    CAPITAL MANAGEMENT (CONTINUED)
The Company’s primary objective when managing capital is to ensure it will be able to continue as a going concern and that it has sufficient ability to satisfy its capital obligations and ongoing operational expenses, as well as having sufficient liquidity to fund suitable business opportunities as they arise. The Company manages its capital structure and makes adjustments as necessary in light of economic conditions. The Company, upon approval from its Board of Directors, seeks to balance its overall capital structure through new share issues or by undertaking other activities as deemed appropriate under the specific circumstances. To maintain its capital structure, the Company may, from time to time, issue or buy back equity, draw down or repay debt, or sell assets, including its marketable securities or other investments.
As described in note 18(b), on November 21, 2022, the Company filed a base shelf prospectus that allows the Company to make offerings of up to $500 million of common shares, debt securities, subscription receipts, share purchase contracts, units or warrants in one or more issuances over a 25-month period. In addition, on November 21, 2022, the Company filed a prospectus supplement to its short form base shelf prospectus, pursuant to which the Company may sell common shares for aggregate proceeds of up to $100 million, and concurrently, entered into an ATM Program pursuant to which the Company may sell the Offered Shares. For the period from November 21, 2022 to December 31, 2022, the Company issued 2,281,402 common shares under the ATM Program for gross proceeds of $8.0 million and in January 2023, issued an additional 4,369,615 common shares for gross proceeds of $16.9 million.